Acquisitions - Acquisitions Table (details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended					1 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended							1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Western Gas Partners [Member]		Dec. 31, 2012 Western Gas Partners [Member]		Dec. 31, 2011 Western Gas Partners [Member]		Feb. 28, 2011 Platte Valley [Member] Western Gas Partners [Member]		Jul. 31, 2011 Bison [Member] Western Gas Partners [Member]		Jul. 31, 2011 Bison [Member] Western Gas Partners [Member] Amine Treating Unit [Member]	Jan. 31, 2012 Mountain Gas Resources [Member] Western Gas Partners [Member]		Jan. 31, 2012 Mountain Gas Resources [Member] Rendezvous [Member] Western Gas Partners [Member]	Aug. 31, 2012 Chipeta Processing Limited Liability Company [Member] Western Gas Partners [Member]		Dec. 31, 2013 Chipeta Processing Limited Liability Company [Member] Western Gas Partners [Member]	Mar. 31, 2013 Non-Operated Marcellus Interest [Member] Western Gas Partners [Member]		Mar. 31, 2013 Anadarko-Operated Marcellus Interest [Member] Western Gas Partners [Member]		Jun. 30, 2013 Mont Belvieu Joint Venture [Member] Western Gas Partners [Member]		Jun. 30, 2013 Mont Belvieu Joint Venture [Member] Western Gas Partners [Member] Fractionator [Member]	Sep. 30, 2013 Overland Trail Transmission Limited Liability Company [Member] Western Gas Partners [Member]		Jul. 31, 2011 Common Units [Member] Bison [Member] Western Gas Partners [Member]		Jan. 31, 2012 Common Units [Member] Mountain Gas Resources [Member] Western Gas Partners [Member]		Aug. 31, 2012 Common Units [Member] Chipeta Processing Limited Liability Company [Member] Western Gas Partners [Member]		Mar. 31, 2013 Common Units [Member] Non-Operated Marcellus Interest [Member] Western Gas Partners [Member]		Jul. 31, 2011 General Partner [Member] Bison [Member] Western Gas Partners [Member]		Jan. 31, 2012 General Partner [Member] Mountain Gas Resources [Member] Western Gas Partners [Member]		Aug. 31, 2012 General Partner [Member] Chipeta Processing Limited Liability Company [Member] Western Gas Partners [Member]
Business Acquisition [Line Items]
Percentage acquired													100.00%	[1]	100.00%	[2]		100.00%	[3]		24.00%	[4]	75.00%	33.75%	[5]	33.75%	[6]				100.00%	[7]
Equity method investment ownership																				22.00%								25.00%	[8]
Borrowings	$ 957,503	[9]	$ 1,041,648	[9]	$ 1,055,939	[9]							$ 303,000	[1]				$ 299,000	[3]					$ 250,000	[5]	$ 133,500	[6]				$ 27,500	[7]
Cash on hand													602	[1]	25,000	[2]		159,587	[3]		128,250	[4]		215,500	[5]			78,129	[8]
Units issued																																	2,950,284	[2]	632,783	[3]	151,235	[4]	449,129	[5]	60,210	[2]	12,914	[3]	3,086	[4]
Table Text Block Supplement [Abstract]
Ownership interest by noncontrolling owners																							25.00%
GP units issued																								9,166
Proceeds from issuance of common and general partner units, net of offering expenses							$ 725,050	[9]	$ 211,932	[9]	$ 328,345	[9]												$ 500
General partner's interest																								2.00%
Assets, number of units																	3													2

[1]	WES acquired (i) a natural gas gathering system and related compression and other ancillary equipment and (ii) cryogenic gas processing facilities from a third party. These assets are located in the Denver-Julesburg Basin. The acquisition is referred to as the “Platte Valley acquisition.”
[2]	The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. The Bison assets were placed in service in June 2010.
[3]	The assets acquired from Anadarko consisted of (i) the Red Desert complex, which is located in the greater Green River Basin in southwestern Wyoming, and includes the Patrick Draw processing plant, the Red Desert processing plant, gathering lines, and related facilities, (ii) a 22% interest in Rendezvous, which owns a gathering system serving the Jonah and Pinedale Anticline fields in southwestern Wyoming, and (iii) certain additional midstream assets and equipment. These assets are collectively referred to as the “MGR assets” and the acquisition as the “MGR acquisition.”
[4]	WES acquired Anadarko’s additional Chipeta interest (as described in Note 1). WES received distributions related to the additional interest beginning July 1, 2012. This transaction brought WES’s total membership interest in Chipeta to 75%. The remaining 25% membership interest in Chipeta held by a third-party member is reflected as noncontrolling interests in the consolidated financial statements for all periods presented.
[5]	WES acquired Anadarko’s 33.75% interest (non-operated) in the Liberty and Rome gas gathering systems, serving production from the Marcellus shale in north-central Pennsylvania. The interest acquired is referred to as the “Non-Operated Marcellus Interest” and the acquisition as the “Non-Operated Marcellus Interest acquisition.” In connection with the issuance of WES common units, WES GP purchased 9,166 general partner units for consideration of $0.5 million in order to maintain its 2.0% general partner interest in WES.
[6]	WES acquired a 33.75% interest in each of the Larry’s Creek, Seely and Warrensville gas gathering systems, which are operated by Anadarko and serve production from the Marcellus shale in north-central Pennsylvania, from a third party. The interest acquired is referred to as the “Anadarko-Operated Marcellus Interest” and the acquisition as the “Anadarko-Operated Marcellus Interest acquisition.” See Anadarko-Operated Marcellus Interest acquisition below for further information, including the final allocation of the purchase price.
[7]	WES acquired Overland Trail Transmission, LLC (“OTTCO”), a Delaware limited liability company, from a third party. OTTCO owns and operates an intrastate pipeline that connects WES’s Red Desert and Granger complexes in southwestern Wyoming.
[8]	WES acquired a 25% interest in Enterprise EF78 LLC, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas, from a third party. The interest acquired is accounted for under the equity method of accounting and is referred to as the “Mont Belvieu JV” and the acquisition as the “Mont Belvieu JV acquisition.” See Mont Belvieu JV acquisition below for further information.
[9]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.